Borrowings (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fixed rate:
Fixed rate, Argentine Peso	$ 48,136	$ 52,987
Fixed rate, Brazilian Reais	10,976	4,366
Fixed rate, US Dollar	172,505	228,642
Subtotal fixed-rate borrowings	231,617	285,995
Floating rate:
Floating rate, Argentine Peso	12,541	901
Floating rate, Brazilian Reais	17,894	17,464
Floating rate, US Dollar		537
Subtotal floating rate borrowings	30,435	18,902
Total borrowings	262,052	304,897
Uruguayan Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	1,634	2,054
Subtotal fixed-rate borrowings	1,634	2,054
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar		0
Subtotal floating rate borrowings	0	0
Total borrowings	1,634	2,054
Argentine Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	48,136	52,987
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	168,847	225,172
Subtotal fixed-rate borrowings	216,983	278,159
Floating rate:
Floating rate, Argentine Peso	12,541	901
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar		537
Subtotal floating rate borrowings	12,541	1,438
Total borrowings	229,524	279,597
Brazilian Reais [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	10,976	4,366
Fixed rate, US Dollar	2,024	1,416
Subtotal fixed-rate borrowings	13,000	5,782
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	17,894	17,464
Floating rate, US Dollar		0
Subtotal floating rate borrowings	17,894	17,464
Total borrowings	$ 30,894	$ 23,246